Investments and fair value measurements -Summary of Available-for-Sale Debt Securities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Total		$ 7,139,000	$ 7,139,000
Unrealized Gains	$ 0	918,000	708,000
Unrealized Losses	0	0	0
Available-for-sale debt securities, at fair value	$ 0	8,057,000	7,847,000
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Total		7,139,000	7,139,000
Unrealized Gains		918,000	708,000
Unrealized Losses		0	0
Available-for-sale debt securities, at fair value		$ 8,057,000	$ 7,847,000